                 PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED SEPTEMBER 30, 1998 TO THE PROSPECTUS DATED MAY 1, 1998
                     FOR PUTNAM INHERITANCE MANAGER VARIABLE LIFE

The following new fund and sub-account should be inserted into the table which begins on the first page of the prospectus, between Putnam OTC & Emerging Growth Sub-Account and Putnam U.S. Government & High Quality Bond Sub-account:

Putnam Research Sub-Account        -    shares of Class IB of Putnam VT
                                        Research Fund of Putnam Variable Trust

The third sentence of the first paragraph of the section entitled "THE SEPARATE ACCOUNT AND THE FUNDS" should be deleted and replaced with the following language:

The Policies currently offer 21 sub-accounts ("Sub-Accounts"), each investing exclusively in a Fund.

The following should be inserted in the second paragraph of the section entitled "THE SEPARATE ACCOUNT AND THE FUNDS" between "Putnam VT OTC & Emerging Growth Fund" and "Putnam U.S. Government and High Quality Bond":

                  Putnam VT Research Fund

The table and accompanying footnotes under the section entitled "Annual Fund Operating Expenses" should be deleted and replaced with the following language

                          ANNUAL FUND OPERATING EXPENSES
                          (as a percentage of net assets)

------------------------------------------------------------------------------
                                              Management     Other     Total
                                                 Fees       Expenses    Fund
                                               (absent      (absent  Operating
                                               any fee        any     Expenses
                                               waivers)     expense    (1)(2)
                                                           reimburse-
                                                             ments)
------------------------------------------------------------------------------
 Putnam VT Asia Pacific Growth Fund             0.800%       0.270%    1.070%
------------------------------------------------------------------------------
 Putnam VT Diversified Income Fund              0.690%       0.110%    0.800%
------------------------------------------------------------------------------
 Putnam VT The George Putnam Fund of Boston     0.650%       0.360%    1.010%
------------------------------------------------------------------------------
 Putnam VT Global Asset Allocation Fund         0.660%       0.110%    0.770%
------------------------------------------------------------------------------
 Putnam VT Global Growth Fund                   0.600%       0.150%    0.750%
------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                              Management     Other     Total
                                                 Fees       Expenses    Fund
                                               (absent      (absent  Operating
                                               any fee        any     Expenses
                                               waivers)     expense    (1)(2)
                                                          reimburse-
                                                            ments)
------------------------------------------------------------------------------

 Putnam VT Growth and Income Fund               0.470%       0.040%    0.510%
------------------------------------------------------------------------------
 Putnam VT Health Sciences Fund                 0.700%       0.340%    1.040%
------------------------------------------------------------------------------
 Putnam VT High Yield Fund                      0.660%       0.060%    0.720%
------------------------------------------------------------------------------
 Putnam VT International Growth Fund            0.800%       0.470%    1.270%
------------------------------------------------------------------------------
 Putnam VT International Growth and Income      0.800%       0.320%    1.120%
------------------------------------------------------------------------------
 Putnam VT International New Opportunities      1.200%       0.680%    1.890%
------------------------------------------------------------------------------
 Putnam VT Investors Fund                       0.650%       0.330%    0.980%
------------------------------------------------------------------------------
 Putnam VT Money Market Fund                    0.450%       0.090%    0.540%
------------------------------------------------------------------------------
 Putnam VT New Opportunities Fund               0.580%       0.050%    0.630%
------------------------------------------------------------------------------
 Putnam VT New Value Fund                       0.700%       0.150%    0.850%
------------------------------------------------------------------------------
 Putnam VT OTC & Emerging Growth Fund           0.700%       0.340%    1.040%
------------------------------------------------------------------------------
 Putnam VT Research Fund                        0.65%        0.48%     1.13%
------------------------------------------------------------------------------
 Putnam VT U.S. Government and High Quality     0.610%       0.080%    0.690%
------------------------------------------------------------------------------
 Putnam VT Utilities Growth and Income Fund     0.670%       0.070%    0.740%
------------------------------------------------------------------------------
 Putnam VT Vista Fund                           0.650%       0.220%    0.870%
------------------------------------------------------------------------------
 Putnam VT Voyager Fund                         0.540%       0.050%    0.590%
------------------------------------------------------------------------------


(1) "Management Fees" generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are expenses (other than "Management Fees") which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.

(2) The "Management Fees" and "Other Expenses" shown in the table above do not reflect an expense limitation. After an expense limitation, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" would have been:


                                                                  TOTAL FUND
                         MANAGEMENT FEES     OTHER EXPENSES       OPERATING
                                                                   EXPENSES
 Putnam VT The George         0.49%              0.36%              0.85%
 Putnam Fund of
 Boston*
 Putnam VT Health             0.56%              0.34%              0.90%
 Sciences Fund*
 Putnam VT                    0.73%              0.47%              1.20%
 International Growth


 Fund
 Putnam VT                    0.92%              0.68%              1.60%
 International New
 Opportunities Fund
 Putnam VT Investors          0.52%              0.33%              0.85%
 Fund*
 Putnam VT OTC &              0.56%              0.34%              0.90%
 EmergingGrowth Fund*
 Putnam VT Research           0.37%              0.48%              0.85%
 Fund*

*Estimated "Management Fees," "Other Expenses" and "Total Fund Operating Expenses."

The investment adviser for all the Funds is Putnam Management.  See "The
Separate Account," page    .

The following paragraph should be inserted within the section entitled "The Separate Account", in the subsection entitled "Funds" between the paragraphs entitled "Putnam VT OTC & Emerging Growth Fund" and "Putnam VT U.S. Government and High Quality Bond Fund":

PUTNAM VT RESEARCH FUND Seeks capital appreciation by investing primarily in common stocks recommended by Putnam Investment Management, Inc., ("Putnam Management"), as having the greatest potential for capital appreciation.

The second sentence of the second paragraph of the section entitled "Distribution of the Policies" should be deleted and replaced with the following language:

Both HESCO and HSD are affiliates of Hartford. Hartford's parent company indirectly owns 100% of HSD and HESCO.




HV-
33-36367